Postretirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Postretirement Benefit Plans [Abstract]
Postretirement Benefit Plans

Note 12. Postretirement Benefit Plans

The following table provides the components of net periodic benefit cost and other amounts recognized in other comprehensive income for pension plans, disaggregated by domestic and international plans.

	Three Months Ended March 31,
(in millions)	2012	2011 (a)
Domestic defined benefit pension plans
Net periodic benefit cost:
Service cost	$1	$—
Interest cost	1	1
Expected return on plan assets	(1)	(1)

Net periodic benefit cost	$1	$—

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss (gain)	$—	$—
Prior service cost	—	—
Amortization of prior service cost	—	—

Change recognized in other comprehensive income	$—	$—

International defined benefit pension plans:
Net periodic benefit cost:
Service cost	$3	$1
Interest cost	7	2
Expected return on plan assets	(8)	—
Amortization of net actuarial loss	2	—
Settlement	2	—

Net periodic benefit cost	$6	$3

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss	$—	$—
Amortization of net actuarial loss	(2)	—
Settlement	(2)	—

Change recognized in other comprehensive income	$(4)	$—

Totals:
Net periodic benefit cost	$7	$3
Recognized in other comprehensive income	(4)	—

Total recognized in comprehensive income	$3	$3

(a)	Represents periods prior to Spin-off from ITT and does not include plans transferred from ITT in connection with the Spin-off, which were accounted for previously as multi-employer plans.

We contributed $9 million, including $2 million to purchase an annuity in connection with the settlement of five international pension plans, and $1 million during the three months ended March 31, 2012 and 2011, respectively. Additional contributions ranging between $20 million and $30 million are expected during the remainder of 2012.

Note 12. Postretirement Benefit Plans

Defined contribution plans—Prior to the Spin-off, employees who met certain eligibility requirements participated in various defined contribution plans administered by ITT. In connection with the Spin-off, we entered into a Benefit and Compensation Matters Agreement with ITT whereby Xylem agreed to replicate certain ITT defined contribution plans to allow for continuation of those benefits. Under this agreement, assets attributable to Xylem specific employees were transferred from ITT to our domestic and international qualified defined contribution plans. The assets transferred into Xylem were $144 million in 29 different investment options, including the Xylem Stock Fund. Xylem’s U.S. plan also provides for transition credits for eligible U.S. employees for the first five years of the plan to supplement retirement benefits in the absence of a defined benefit plan. Age plus years of eligible service greater than or equal to 60, entitles an employee to transition credits. The liability for transition credits is approximately $1 million at December 31, 2011.

Xylem and certain of our subsidiaries maintain various defined contribution savings plans, which allow employees to contribute a portion of their pre-tax and/or after-tax income in accordance with specified guidelines. Several of the plans require us to match a percentage of the employee contributions up to certain limits, generally between 3.0% – 7.0% of employee base pay. Matching obligations, the majority of which were funded in cash in connection with the plans, are as follows:

(in millions)	Defined Contribution
2011	$28
2010	21
2009	4

The Xylem Stock Fund, an investment option under the defined contribution plan in which Company employees participate is considered an Employee Stock Ownership Plan. As a result, participants in the Xylem Stock Fund may receive dividends in cash or may reinvest such dividends into the Xylem Stock Fund. Company employees held approximately 552 thousand shares of Xylem common stock in the Xylem Stock Fund at December 31, 2011.

Defined benefit pension plans and other postretirement plans—We historically have maintained qualified and nonqualified defined benefit retirement plans covering certain current and former employees, including hourly and union plans as well as salaried plans, which generally require up to 5 years of service to be vested and for which the benefits are determined based on years of credited service and either specified rates, final pay, or final average pay. The other postretirement benefit plans are all unfunded U.S. plans.

Prior to the Spin-off, employees who met certain eligibility requirements participated in various defined benefit pension plans and other postretirement benefit plans administered and sponsored by ITT. These plans were accounted for under a multi-employer plan and as such, we recorded expense of $49 million, $24 million and $14 million in 2011, 2010 and 2009, respectively, to reflect our allocation of pension and other postretirement benefit costs related to shared plans.

Pursuant to the Benefit and Compensation Matters Agreement, the assets and liabilities of certain defined benefit plans and other post retirement benefit plans, allocable to Xylem employees, were transferred to Xylem. Assets of $337 million, projected obligation of $400 million and $105 million of other comprehensive income ($73 million net of tax) were recorded for the plans transferred by ITT. In the U.S., the new Xylem Investment Master Trust (U.S. Master Trust) was created at the time of the Spin-off and $45 million of assets were transferred from the ITT Master Trust related to the Xylem U.S. defined benefit pension plans for hourly employees.

Benefits accrued for Xylem specific participants under the ITT Salaried Retirement Plan ceased on October 31, 2011. As a result a curtailment was recorded by ITT during the third quarter of 2011, of which we were allocated a charge of $1 million. As of December 31, 2011 and 2010, there were no required contributions outstanding. The Company does not offer a defined benefit plan for salaried employees in the United States.

The ITT Industries General Pension Plan (UK) for salaried employees was amended, effective December 31, 2011, to eliminate the crediting of future benefits relating to service. A curtailment was recorded during the quarter ended September 30, 2011. As a result the applicable plan assets and obligations were remeasured. The remeasurement included a $9 million ($6 million net of tax) increase in deferred losses within accumulated other comprehensive income and a corresponding decrease to the funded status of the plan, as well as updated asset values, and a change in the discount rate from 6.00% to 5.75%. In addition, all participants were reclassified as inactive for benefit plan purposes and actuarial gains and losses will be amortized over the expected weighted-average remaining lives of plan participants (27 years).

Amounts recognized in the Consolidated and Combined Balance Sheets for pension and other employee-related benefit plans (collectively, postretirement plans) reflect the funded status of the postretirement benefit plans. The following table provides a summary of the funded status of our postretirement plans, the presentation of such balances and a summary of amounts recorded within accumulated other comprehensive income.

(in millions)	December 31, 2011			December 31, 2010
	Pension	Other	Total	Pension	Other	Total
Fair value of plan assets	$417	$—	$417	$78	$—	$78
Projected benefit obligation	(670)	(46)	(716)	(233)	(13)	(246)

Funded status	$(253)	$(46)	$(299)	$(155)	$(13)	$(168)

Amounts recognized in the balance sheet
Other non-current assets	$28	$—	$28	$—	$—	$—
Accrued and other current liabilities	(9)	(2)	(11)	(4)	(1)	(5)
Accrued postretirement benefits	$(272)	$(44)	$(316)	$(151)	$(12)	$(163)

Net amount recognized	$(253)	$(46)	$(299)	$(155)	$(13)	$(168)

Accumulated other comprehensive income:
Net actuarial losses	$211	$11	$222	$47	$—	$47
Prior service cost	5	—	5	4	—	4

Total	$216	$11	$227	$51	$—	$51

The unrecognized amounts recorded in accumulated other comprehensive income will be subsequently recognized as expense on a straight line basis over the average remaining service period of active participants, or for plans with all or substantially all inactive participants, over the average remaining life expectancy. Actuarial gains and losses incurred in future periods and not recognized as expense in those periods will be recognized as increases or decreases in other comprehensive income, net of tax.

The prior service cost and net actuarial losses included in accumulated other comprehensive income at the end of 2011 and expected to be recognized in net periodic benefit cost during 2012 are $0.6 million and $10 million ($0.4 million and $7 million, net of tax), respectively.

The benefit obligation, fair value of plan assets, funded status, and amounts recognized in the consolidated and combined financial statements for our defined benefit domestic and international pension plans, as of and for the years ended December 31, 2011 and 2010, were:

(in millions)	Domestic Plans		International Plans
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$61	$58	$172	$125
Service cost	2	2	6	3
Interest cost	3	3	12	7
Plan amendment	—	2	—	—
Special termination benefit	—	—	1	—
Benefits paid	(3)	(3)	(8)	9
Actuarial loss (gain)	8	(1)	48	(5)
Liabilities from acquisition	—	—	—	29
Liabilities assumed from Spin-off	—	—	371	—
Foreign currency translation	—	—	(3)	4

Benefit obligation at end of year	$71	$61	$599	$172

Change in plan assets:
Fair value of plan assets at beginning of year	$43	41	$35	$9
Employer contributions	6	—	9	2
Actual return on plan assets	(2)	5	—	3
Benefits paid	(3)	(3)	(8)	—
Assets from acquisition	—	—	—	21
Assets received from Spin-off	—	—	337	—

Fair value of plan assets at end of year	$44	$43	$373	$35

Funded (unfunded) status of the plans	$(27)	$(18)	$(226)	$(137)

The following table provides a rollforward of the projected benefit obligation for the U.S. based other postretirement employee benefit plans for the years ended December 31, 2011 and 2010:

(in millions)	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$13	$11
Service cost	1	—
Interest cost	1	1
Actuarial loss	3	2
Benefits paid	(1)	(1)
Liabilities assumed from Spin-off	29	—

Benefit Obligation at the end of year	$46	$13

The accumulated benefit obligation (“ABO”) for all the defined benefit pension plans was $634 million and $213 million at December 31, 2011 and 2010, respectively. For defined benefit pension plans in which the accumulated benefit obligation was in excess of the fair value of the plans’ assets, the projected benefit obligation (“PBO”), ABO and fair value of the plans’ assets as of December 31, 2011 and 2010 were as follows:

(in millions)	2011	2010
Projected benefit obligation	$448	$209
Accumulated benefit obligation	412	192
Fair value of plan assets	167	54

The components of net periodic benefit cost and other amounts recognized in other comprehensive income for our domestic and international defined benefit pension plans are as follows:

(in millions)	2011	2010 (a)	2009 (a)
Domestic defined benefit pension plans
Net periodic benefit cost:
Service cost	$2	$2	$2
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(4)
Amortization of prior service cost	1	1	1

Net periodic benefit cost	2	2	2

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss (gain)	14	(2)	(1)
Prior service cost	0	2	0
Amortization of prior service cost	(1)	(1)	(1)

Change recognized in other comprehensive income	$13	$(1)	$(2)

International defined benefit pension plans:
Net Periodic Benefit Cost
Service cost	$6	$3	$3
Interest cost	12	7	6
Expected return on plan assets	(6)	(1)	(1)
Amortization of net actuarial loss	2	1	1
Special termination benefits	1	—	—

Net periodic benefit cost	$15	$10	$9

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss	$57	$6	$6
Amortization of net actuarial loss	(2)	(1)	(1)

Change recognized in other comprehensive income (b)	$55	$5	$5

Totals:
Net periodic benefit cost	$17	$12	$11
Recognized in other comprehensive income	$68	$4	$3

Total recognized in comprehensive income	$85	$16	$14

(a)	Represents pre Spin-off from ITT and does not include plans transferred from ITT upon Spin-off.
(b)	Excludes $97 million ($68 million net of tax) deferred losses assumed from Spin-off in 2011.

The following table provides the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to our pension plans.

	2011		2010		2009
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Benefit Obligation Assumptions
Discount rate	4.87%	4.76%	5.83%	5.18%	6.00%	5.55%
Rate of future compensation increase	4.50%	3.58%	4.00%	3.40%	4.00%	3.48%
Net Periodic Benefit Cost Assumptions
Discount rate	5.83%	5.53%	6.00%	5.55%	6.25%	5.79%
Expected long-term return on plan assets	9.00%	7.34%	9.00%	7.20%	9.00%	6.97%
Rate of future compensation increase	4.50%	3.37%	4.00%	3.41%	4.00%	3.48%

Management develops each assumption using relevant company experience in conjunction with market-related data for each individual country in which plans exist. Assumptions are reviewed annually and adjusted as necessary.

The expected long-term rate of return on assets reflects the expected returns for each major asset class in which the plans hold investments, the weight of each asset class in the target mix, the correlations among asset classes and their expected volatilities. The assets of the pension plans are held by a number of independent trustees, managed by several investment institutions and are accounted for separately in the Company’s pension funds.

Our expected return on plan assets is estimated by evaluating both historical returns and estimates of future returns. Specifically, we analyze the plans’ actual historical annual return on assets, net of fees, over the past 15, 20 and 25 years; estimate future returns based on independent estimates of asset class returns; and evaluate historical broad market returns over long-term timeframes based on our asset allocation range. For the new U.S. Master Trust, historical returns were estimated using a constructed portfolio that reflects the Company’s strategic asset allocation and the historical compound geometric returns of each asset class for the longest time period available. Based on this approach, the weighted average expected long-term rate of return on assets for all plan assets effective January 1, 2012 is estimated at 7.42%.

The table below provides the weighted average actual rate of return generated on plan assets during each of the years presented as compared to the weighted average expected long-term rates of return utilized in calculating the net periodic benefit costs.

	2011	2010 (a)	2009 (a)
Expected long-term rate of return on plan assets	7.52%	8.20%	8.63%
Actual rate of return on plan assets	(1.40)%	15.34%	33.96%

(a)	Represents pre Spin-off from ITT and does not include returns on plans transferred from ITT upon Spin-off.

The assumed rate of future increases in the per capita cost of health care (the health care trend rate) is 7.4% for 2012, decreasing ratably to 5% in 2019. An increase or decrease in the health care trend rates by one percent per year would not have a material effect on the benefit obligation or the aggregate annual service and interest components. To the extent that actual experience differs from these assumptions, the effect will be amortized over the average future service of the covered active employees.

The determination of the assumptions related to postretirement benefit plans are based on the provisions of the applicable accounting pronouncements, the review of various market data and discussion with our actuaries.

Investment Policy

The investment strategy for managing worldwide postretirement benefit plan assets is to seek an optimal rate of return relative to an appropriate level of risk for each plan. Investment strategies vary by plan, depending on the specific characteristics of the plan, such as plan size and design, funded status, liability profile and legal requirements. In general, the plans are managed closely to their strategic allocations.

The following table provides the actual asset allocations of plan assets as of December 31, 2011 and 2010, and the related asset target allocation ranges by asset category.

	2011	2010 (a)	Target Allocation Ranges
Equity securities	42.2%	53.8%	40-60%
Fixed income	41.5%	11.5%	35-45%
Hedge funds	8.9%	10.3%	0-20%
Private equity	5.8%	16.7%	0-20%
Cash and other	1.6%	7.7%	0-10%

(a)	Represents pre Spin-off from ITT and does not include plans transferred from ITT upon Spin-off.

Fair Value of Plan Assets

In measuring plan assets at fair value, a fair value hierarchy is applied which categorizes and prioritizes the inputs used to estimate fair value into three levels. The fair value hierarchy is based on maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. Classification within the fair value hierarchy is based on the lowest level input that is significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2 inputs are other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices (in non-active markets or in active markets for similar assets or liabilities), inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 inputs are unobservable inputs for the assets or liabilities.

In certain instances, fair value is estimated using quoted market prices obtained from external pricing services. In obtaining such data from the pricing service, we have evaluated the methodologies used to develop the estimate of fair value in order to assess whether such valuations are representative of fair value, including net asset value (NAV). Additionally, in certain circumstances, the NAV reported by an asset manager may be adjusted when sufficient evidence indicates NAV is not representative of fair value.

The following is a description of the valuation methodologies and inputs used to measure fair value for major categories of investments.

•

Equity securities—Equities (including common and preferred shares, domestic listed and foreign listed, closed end mutual funds and exchange traded funds) are generally valued at the closing price reported on the major market on which the individual securities are traded at the measurement date. Equity securities held by the Company that are publicly traded in active markets are classified within Level 1 of the fair value hierarchy. Those equities that are held in proprietary funds pooled with other investor accounts are generally classified within Level 2 of the hierarchy.

•

Fixed income—United States government securities are generally valued using quoted prices of securities with similar characteristics. Corporate bonds and notes are generally valued by using pricing models (e.g. discounted cash flows), quoted prices of securities with similar characteristics or broker quotes. Fixed income securities are generally classified in Level 2 of the fair value hierarchy, however, bond funds listed on active markets are classified in Level 1.

•

Absolute return (hedge funds)—The valuation of limited partnership interests in hedge funds may require significant management judgment. The NAV reported by the asset manager is adjusted when it is determined that NAV is not representative of fair value. In making such an assessment, a variety of factors are reviewed, including, but not limited to, the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager. Depending on how these investments can be redeemed and the extent of any adjustments to NAV, hedge funds are classified within either Level 2 (redeemable within 90 days) or Level 3 (redeemable beyond 90 days) of the fair value hierarchy.

•

Private equity—The valuation of limited partnership interests in private equity funds may require significant management judgment. The NAV reported by the asset manager is adjusted when it is determined that NAV is not representative of fair value. In making such an assessment, a variety of factors are reviewed, including, but not limited to, the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager. These funds are generally classified within Level 3 of the fair value hierarchy.

The following table provides the fair value of plan assets held by our pension benefit plans, at December 31, 2011 and 2010, by asset class.

	2011				2010 (c)
(in millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset Category
Equity securities
Global stock funds/securities	$131	$109	$20	$2	$30	$24	$5	$1
Index funds	38	—	38	—	—	—	—	—
Emerging markets funds	8	8	—	—	12	8	3	1
Fixed income
Corporate bonds	167	51	116	—	9	—	8	1
Government bonds	5	—	5	—	—	—	—	—
Absolute return (hedge funds) (a)	37	—	—	37	8	—	3	5
Private equity (b)	24	—	—	24	13	—	2	11
Insurance contracts and other	7	3	—	4	6	1	5	—

Total	$417	$171	$179	$67	$78	$33	$26	$19

(a)	Absolute return hedge funds primarily include funds of funds that invest in a diversified portfolio of other hedge funds that employ a range of investment strategies and fixed income/multi-strategy absolute return funds, which invest in multiple investment strategies with the intent of diversifying risk and reducing volatility. Strategies include event driven, tactical trading, credit driven, interest rate driven and equity long-short trading.
(b)	Private equity includes a diversified range of strategies, including buyout funds, distressed funds, venture and growth equity funds and mezzanine funds.
(c)	Represents pre Spin-off from ITT and does not include plans assets transferred from ITT upon Spin-off.

The following table presents a reconciliation of the beginning and ending balances of fair value measurement within our pension plans using significant unobservable inputs (Level 3).

(in millions)	Equity Securities	Private Equity	Absolute Return	Other	Total
Balance, December 31, 2009	$2	$11	$5	$1	$19
Realized gains	—	1	—	—	1
Net transfers	—	(1)	—	—	(1)

Balance, December 31, 2010	2	11	5	1	19
Purchases, sales, settlements	(2)	(12)	(5)	(1)	(20)
Assets received from Spin-off	—	24	38	—	62
Unrealized loss	—	—	(1)	—	(1)
Realized gains	—	1	—	—	1
Net transfers	2	—	—	4	6

Balance, December 31, 2011	$2	$24	$37	$4	$67

Contributions and Estimated Future Benefit Payments

Funding requirements under Internal Revenue Service rules are a major consideration in making contributions to our postretirement plans. We made contributions of $15 million and $2 million to pension plans during 2011 and 2010, respectively. We currently anticipate making contributions to our pension plans in the range of $30 million to $40 million during 2012, of which $8 million is expected to be made in the first quarter.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as follows:

(in millions)	Pension	Other Benefits
2012	$29	$2
2013	28	2
2014	29	2
2015	31	3
2016	33	3
Years 2017 – 2021	$179	$15